Summary of Significant Accounting Policies (Details) - HCM II Acquisition Corp - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Private Placement [Line Items]
Cash	$ 350,389	$ 668,089
Marketable securities held in trust account	242,642,972	235,193,585
Federal deposit insurance corporation	$ 250,000	$ 250,000
Public Warrants [Member]
Private Placement [Line Items]
Warrants issued (in Shares)	11,500,000	11,500,000
Private Warrants [Member]
Private Placement [Line Items]
Warrants issued (in Shares)	6,850,000	6,850,000